Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
We believe our cybersecurity program is reasonably designed to materially protect the confidentiality, integrity and availability of our information and technology. This program addresses security governance, security awareness, employee training, relevant access and end-point security, vulnerability management, penetration testing, security monitoring and incident response. We use technologies designed to enhance our ability to detect and respond to security risks and response capabilities, in addition to access controls and anti-malware protections. We believe our practices are informed by and generally aligned with the National Institute of Standards and Technology Cybersecurity Framework.

In addition, Brookfield’s employees regularly undergo mandatory continuing cybersecurity and data protection training. Employees in higher-risk functions receive additional training and cybersecurity awareness education. Audits, cybersecurity simulations and employee testing results indicate that our program is effective in protecting our information. The policies, standards, and guidance are structured to help our company respond effectively to the dynamically changing environment of cybersecurity threats, cybersecurity risks, technologies, laws, and regulations. Our company modifies its policies, standards, and guidance as needed to adjust to this changing environment.

We conduct due diligence on an investment’s cybersecurity and data privacy programs to identify any material risks that may need to be addressed as part of the acquisition or post-acquisition. We also regularly monitor cybersecurity and data privacy risks through reporting by investments in our portfolio. The effectiveness of these programs is evaluated regularly through both internal and third-party audits.

We may engage third parties from time to time, including to conduct risk assessments and/or audits. We have policies and processes in place to govern third-party access and reduce the risks associated with such access. Our third-party risk management processes include risk-based due diligence, contractual security requirements, and ongoing monitoring proportionate to the sensitivity of the services provided. Prior to authorization and granting access, the terms and conditions of such access must be agreed to as part of a formal agreement or contract. In addition, all authorized third-party access must be limited, monitored and controlled as appropriate.

In 2025, we further enhanced our data protection and threat-intelligence capabilities; improved our processes for third-party risk management; continued mandatory cybersecurity education for all employees; and incorporated social engineering into our phishing simulations.

Data privacy and cybersecurity are one element of our comprehensive approach to strong corporate governance and risk management practices, which also focuses on corporate governance ethics; our board of directors; ethical business conduct; and supply chain and vendor management.
Our systems face cybersecurity risks, and we have in the past experienced threats to and breaches of our data and systems. Material cybersecurity incidents are escalated to senior management, including legal, compliance and information security leadership, for evaluation. Where appropriate, matters are reported to the audit committee of the BPY General Partner. Management assesses the materiality of cybersecurity incidents based on their potential impact on our business, financial condition and results of operations. To date, prior incidents have not had a material impact on our business, results of operations or financial condition. We can provide no assurance that we will not experience any material cybersecurity threats or incidents in the future. See “Item 3.D. Risk Factors— Cybersecurity failures and data security incidents could adversely affect our business by causing a disruption to our operations, a compromise or corruption of our confidential, personal or other sensitive information and/or damage to our business relationships or reputation, any of which could negatively impact our business, financial condition and operating results.”
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We believe our cybersecurity program is reasonably designed to materially protect the confidentiality, integrity and availability of our information and technology. This program addresses security governance, security awareness, employee training, relevant access and end-point security, vulnerability management, penetration testing, security monitoring and incident response. We use technologies designed to enhance our ability to detect and respond to security risks and response capabilities, in addition to access controls and anti-malware protections. We believe our practices are informed by and generally aligned with the National Institute of Standards and Technology Cybersecurity Framework.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]
The audit committee of the board of directors of the BPY General Partner is responsible for overseeing risk management strategies that are specific to BPY, including reviewing management’s assessment of the current and emerging risks and related mitigation strategies across financial and non-financial risks, including cybersecurity risks. Regular reports and updates on cybersecurity risks are made to senior management and the respective board of directors of BPY’s portfolio companies.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The audit committee of the board of directors of the BPY General Partner is responsible for overseeing risk management strategies that are specific to BPY, including reviewing management’s assessment of the current and emerging risks and related mitigation strategies across financial and non-financial risks, including cybersecurity risks
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Regular reports and updates on cybersecurity risks are made to senior management and the respective board of directors of BPY’s portfolio companies.
Cybersecurity Risk Role of Management [Text Block]
In addition, Brookfield’s employees regularly undergo mandatory continuing cybersecurity and data protection training. Employees in higher-risk functions receive additional training and cybersecurity awareness education. Audits, cybersecurity simulations and employee testing results indicate that our program is effective in protecting our information. The policies, standards, and guidance are structured to help our company respond effectively to the dynamically changing environment of cybersecurity threats, cybersecurity risks, technologies, laws, and regulations. Our company modifies its policies, standards, and guidance as needed to adjust to this changing environment.

We conduct due diligence on an investment’s cybersecurity and data privacy programs to identify any material risks that may need to be addressed as part of the acquisition or post-acquisition. We also regularly monitor cybersecurity and data privacy risks through reporting by investments in our portfolio. The effectiveness of these programs is evaluated regularly through both internal and third-party audits.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	The audit committee of the board of directors of the BPY General Partner is responsible for overseeing risk management strategies that are specific to BPY, including reviewing management’s assessment of the current and emerging risks and related mitigation strategies across financial and non-financial risks, including cybersecurity risks.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	The audit committee of the board of directors of the BPY General Partner is responsible for overseeing risk management strategies that are specific to BPY, including reviewing management’s assessment of the current and emerging risks and related mitigation strategies across financial and non-financial risks, including cybersecurity risks.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Regular reports and updates on cybersecurity risks are made to senior management and the respective board of directors of BPY’s portfolio companies.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true